Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%
Valuation allowance	$ 43,848
Operating loss carryforwards	$ 300,000
Percentage of profits tax rate	16.50%
Singapore [Member]
Taxes [Line Items]
Statutory tax rate	17.00%